Prepaid Deposits (Details Narrative) - USD ($)	Jun. 30, 2017	Feb. 09, 2017	Dec. 31, 2016
Prepaid deposits	$ 54,278		$ 0
Prepaid to a third party	20,000
Security deposit for the lease commitment	578	$ 578
B2B Software Solutions [Member]
Prepaid to a third party	30,000
Australian Institute [Member]
Prepaid to a third party	$ 3,700